Income Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Accounting profit before tax	€ 4,597	€ 3,245	€ 906
Tax expense at prevailing statutory rate	1,310	897	209
Permanent differences	(186)	(42)	177
Changes in deferred tax charge due to changes in tax rates	19	1	(8)
(Capitalization)/reversal of tax deduction and tax relief	(79)	(762)	453
(Capitalization)/reversal of loss carryforwards	(123)	714	(1,200)
(Increase)/decrease in tax expense arising from temporary differences	157	(8)	72
Other	121	46	452
Current tax expense	968	1,012	1,753
Deferred tax expense / (benefit)	251	(166)	(1,598)
Income tax expense	€ 1,219	€ 846	€ 155